Note 12 - Share Capital - Weighted Average Assumptions (Details)	12 Months Ended
	Nov. 30, 2023	Nov. 30, 2022
Statement Line Items [Line Items]
Risk-free interest rate	4.18%	3.54%
Expected life (years)	2.87	2.87
Expected volatility	52.75%	61.25%
Expected dividend yield	0.00%	0.00%
Estimated forfeiture rate	3.00%	2.87%